Investment Objectives and Goals	May 26, 2026
Intech S&P Large Cap Diversified Alpha ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intech S&P Large Cap Diversified Alpha ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Intech S&P Small-Mid Cap Diversified Alpha ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intech S&P Small-Mid Cap Diversified Alpha ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.